Financial Statement Details - Prepaid Expenses and Other Current Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Financial Statement Details [Abstract]
Prepaid preclinical and clinical trial services - with related party (Note 9)	$ 4,626	$ 1,021
Insurance claim receivable	2,518	6,384
Insurance premium financing asset	1,421	757
Prepaid manufacturing services	0	1,919
Prepaid insurance	1,365	793
Prepaid services	1,294	570
Prepaid license fees	801	614
Interest receivable - marketable debt securities	473	222
Grant receivable	0	402
Prepaid equipment maintenance	243	251
Prepaid supplies - with related party (Note 9)	143	0
Laboratory equipment deposit	66	0
Prepaid rent	52	392
Other	647	677
Prepaid expenses and other current assets	$ 13,649	$ 14,002